        Supplement dated January 1, 2002 to Prospectus dated May 1, 2001 for the Pacific Select Variable Annuity II, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option is changed to the
option has changed     Large-Cap Core Variable Investment Option.
its name.
                       This reflects a change in name of the underlying Equity
                       Income Portfolio managed by J.P. Morgan Investment
                       Management, Inc. Any reference to the Equity Income
                       Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Supplement is revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options are available and are added to the list on page
are available.         1 of the Prospectus:

                                      Equity Income
                                      Research

                       References to the 31 Variable Investment Options throughout the Prospectus are revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses is replaced:
PACIFIC SELECT
VARIABLE ANNUITY II    The table below shows the advisory fee and Fund
is amended.            expenses as an annual percentage of each Portfolio's
                       average daily net assets, based on the year 2000 unless otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. For each Portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2002. In 2000, we reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                       ---------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                       ---------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                       ---------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced from the annual rate of 1.50% of average daily net assets. to 1.40%.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
                       The Examples section of the Prospectus is replaced with the following:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $35,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the Annual Fee is deducted for Contract Values less
                         than $50,000 and after deduction of any outstanding loan and interest;

                       . No Annual Fee is deducted for annuitized amounts or
                         Contract Values of $50,000 or more;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------------
                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Blue Chip                 88   78  132  282    88  123  141  282    25   78  132  282
                   ---------------------------------------------------------------------------------------
                   Aggressive Growth         89   79  135  287    89  124  144  287    26   79  135  287
                   ---------------------------------------------------------------------------------------
                   Emerging Markets          91   86  147  310    91  131  156  310    28   86  147  310
                   ---------------------------------------------------------------------------------------
                   Diversified Research      88   77  131  279    88  122  140  279    25   77  131  279
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity          85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   International Large-Cap   90   82  140  297    90  127  149  297    27   82  140  297
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper          93   92  157  330    93  137  166  330    30   92  157  330
                   ---------------------------------------------------------------------------------------
                   Financial Services        90   83  142  300    90  128  151  300    27   83  142  300
                   ---------------------------------------------------------------------------------------
                   Health Sciences           90   83  142  300    90  128  151  300    27   83  142  300
                   ---------------------------------------------------------------------------------------
                   Technology                90   83  141  298    90  128  150  298    27   83  141  298
                   ---------------------------------------------------------------------------------------
                   Telecommunications        90   83  141  298    90  128  150  298    27   83  141  298
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy            85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                                             85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   Strategic Value           89   79  134  286    89  124  143  286    26   79  134  286
                   ---------------------------------------------------------------------------------------
                   Growth LT                 86   71  121  260    86  116  130  260    23   71  121  260
                   ---------------------------------------------------------------------------------------
                   Focused 30                89   79  134  286    89  124  143  286    26   79  134  286
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value             87   74  126  269    87  119  135  269    24   74  126  269
                   ---------------------------------------------------------------------------------------
                   International Value       88   76  130  277    88  121  139  277    25   76  130  277
                   ---------------------------------------------------------------------------------------
                   Capital Opportunities     87   73  125  267    87  118  134  267    24   73  125  267
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Growth            88   76  130  277    88  121  139  277    25   76  130  277
                   ---------------------------------------------------------------------------------------
                   Global Growth             91   86  146  309    91  131  155  309    28   86  146  309
                   ---------------------------------------------------------------------------------------
                   Equity Index              81   56   96  207    81  101  105  207    18   56   96  207
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index           84   65  112  240    84  110  121  240    21   65  112  240
                   ---------------------------------------------------------------------------------------
                   REIT                      90   81  139  294    90  126  148  294    27   81  139  294
                   ---------------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                                             84   66  113  242    84  111  122  242    21   66  113  242
                   ---------------------------------------------------------------------------------------
                   Managed Bond              85   66  114  244    85  111  123  244    22   66  114  244
                   ---------------------------------------------------------------------------------------
                   Money Market              82   59  100  217    82  104  109  217    19   59  100  217
                   ---------------------------------------------------------------------------------------
                   High Yield Bond           85   67  114  245    85  112  123  245    22   67  114  245
                   ---------------------------------------------------------------------------------------
                   Equity Income             89   79  134  286    89  124  143  286    26   79  134  286
                   ---------------------------------------------------------------------------------------
                   Research                  89   80  137  291    89  125  146  291    26   80  137  291
                   ---------------------------------------------------------------------------------------
                   Equity                    85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity         87   72  124  265    87  117  133  265    24   72  124  265
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value           87   74  127  271    87  119  136  271    24   74  127  271
                   ---------------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see THE CONTRACT, CHARGES AND DEDUCTIONS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
YOUR INVESTMENT        The second sentence of the sub-section The Investment
OPTIONS is amended.    Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Payment is replaced with the
CONTRACT--Making       following:
Your Purchase
Payments is            Forms of Payment
amended.
                       Your initial and additional Purchase Payments may be sent by personal or bank check or by wire transfer. You may also make additional PAC Purchase Payments via electronic funds transfer. All checks must be drawn on U.S. funds. We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Purchase Payments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
THE GENERAL ACCOUNT    The section Withdrawals and Transfers is amended to
is amended.            include the following:

                       We currently waive the restrictions that limits transfers from the Fixed Option to one transfer within the 30 days after the end of each Contract Anniversary. We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. beginning January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.